Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Intangible assets
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:  The accompanying consolidated financial statements, which are prepared in accordance with U.S. generally accepted accounting principles (GAAP) include the accounts of TSYS and its wholly- and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements.

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES:  Factors that could affect the Company's future operating results and cause actual results to vary materially from expectations include, but are not limited to, lower than anticipated growth from existing clients, an inability to attract new clients and grow internationally, loss of a major customer or other significant client, loss of a major supplier, an inability to grow through acquisitions or successfully integrate acquisitions, an inability to control expenses, technology changes, the impact of the application of and/or changes in accounting principles, financial services consolidation, changes in regulatory requirements, a decline in the use of cards as a payment mechanism, disruption of the Company's international operations, breach of the Company's security systems, a decline in the financial stability of the Company's clients and uncertain economic conditions. Negative developments in these or other risk factors could have a material adverse effect on the Company's financial position, results of operations and cash flows.

The Company has prepared the accompanying consolidated financial statements in conformity with U.S. GAAP. The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. These estimates and assumptions are developed based upon all information available. Actual results could differ from estimated amounts.

ACQUISITIONS - PURCHASE PRICE ALLOCATION

ACQUISITIONS — PURCHASE PRICE ALLOCATION:  TSYS' purchase price allocation methodology requires the Company to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. TSYS estimates the fair value of assets and liabilities based upon appraised market values, the carrying value of the acquired assets and widely accepted valuation techniques, including the cost approach, discounted cash flows and market multiple analyses. Management determines the fair value of fixed assets and identifiable intangible assets such as developed technology or customer relationships, and any other significant assets or liabilities. TSYS adjusts the purchase price allocation, as necessary, up to one year after the acquisition closing date as TSYS obtains more information regarding asset valuations and liabilities assumed. Unanticipated events or circumstances may occur which could affect the accuracy of the Company's fair value estimates, including assumptions regarding industry economic factors and business strategies, and may result in an impairment or a new allocation of purchase price.

TSYS may allocate part of the purchase price of future acquisitions to contingent consideration as required by GAAP for business combinations. The fair value calculation of contingent consideration will involve a number of assumptions that are subjective in nature and which may differ significantly from actual results. TSYS may experience volatility in its earnings to some degree in future reporting periods as a result of these fair value measurements.

DISCONTINUED OPERATIONS

DISCONTINUED OPERATIONS: The Company sold all of its stock of GP Network Corporation (representing 54% ownership of the company) and all of its stock of TSYS Japan Godo Kaisha (representing 100% ownership of the company) in April 2014. In 2015, the Company recorded an additional gain of $1.4 million, net of tax, related to the return of cash that was placed in escrow during closing and tax adjustments associated with the transaction.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS: Cash on hand and investments with a maturity of three months or less when purchased are considered to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE:  Accounts receivable balances are stated net of allowances for doubtful accounts and billing adjustments.

TSYS records an allowance for doubtful accounts when it is probable that the accounts receivable balance will not be collected. When estimating the allowance for doubtful accounts, the Company takes into consideration such factors as its day-to-day knowledge of the financial position of specific clients, the industry and size of its clients, the overall composition of its accounts receivable aging, prior history with specific customers of accounts receivable write-offs and prior experience of allowances in proportion to the overall receivable balance. This analysis includes an ongoing and continuous communication with its largest clients and those clients with past due balances. A financial decline of any one of the Company's large clients could have a material adverse effect on collectability of receivables and thus the adequacy of the allowance for doubtful accounts.

Increases in the allowance for doubtful accounts are recorded as charges to bad debt expense and are reflected in selling, general and administrative expenses in the Company's Consolidated Statements of Income. Write-offs of uncollectible accounts are charged against the allowance for doubtful accounts.

TSYS records an allowance for billing adjustments for actual and potential billing discrepancies. When estimating the allowance for billing adjustments, the Company considers its overall history of billing adjustments, as well as its history with specific clients and known disputes. Increases in the allowance for billing adjustments are recorded as a reduction of revenues in the Company's Consolidated Statements of Income and actual adjustments to invoices are charged against the allowance for billing adjustments.

GOODWILL

GOODWILL:  Goodwill results from the excess of cost over the fair value of net assets of businesses acquired. Goodwill is tested for impairment at least annually. Equity investment goodwill, which is not reported as goodwill in the Company's Consolidated Balance Sheet, but is reported as a component of the equity investment, was $48.8 million and $46.1 million as of December 31, 2017 and 2016, respectively.

SOFTWARE DEVELOPMENT COSTS

SOFTWARE DEVELOPMENT COSTS:  Costs of computer software to be sold, leased or otherwise marketed are capitalized once technological feasibility of the software product has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when the Company has completed a detailed program design and has determined that a product can be produced to meet its design specifications, including functions, features and technical performance requirements. Capitalization of costs ceases when the product is generally available to clients. In evaluating software development costs for recoverability, expected cash flows are estimated by management should events indicate a loss may have been triggered. The Company evaluates the unamortized capitalized costs of software development, the impairment of which is determined by expected undiscounted future operating cash flows of the software as compared to the carrying amount of the software product. The amount by which the unamortized software development costs exceed the lower of the carrying amount or fair value is written off in the period that such determination is made. If the actual cash flows are not consistent with the Company's estimates, a material write-off may result and net income may be materially different than was initially recorded. Assumptions and estimates about future cash flows and remaining useful lives of software are complex and subjective. They can be affected by a variety of factors, including industry and economic trends, changes in the Company’s business strategy and changes in the internal forecasts. The amount by which the unamortized software development costs exceed the net realizable value is written off in the period that such determination is made. Software development costs are amortized using the straight-line method over its estimated useful life, which ranges from three to ten years.

The Company also develops software that is used internally. Internal-use software development costs are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a computer software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Internal-use software development costs are amortized using the straight-line method over its estimated useful life which ranges from three to ten years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT:  Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Buildings and improvements are depreciated over estimated useful lives of 5-40 years, computer and other equipment over estimated useful lives of 2-5 years, and furniture and other equipment over estimated useful lives of 3-15 years. The Company evaluates impairment losses on long-lived assets used in operations in accordance with the provisions of GAAP.    All ordinary repairs and maintenance costs are expensed as incurred. Maintenance costs that extend the asset life are capitalized and amortized over the remaining estimated life of the asset.

CONTRACT ACQUISITION COSTS

CONTRACT ACQUISITION COSTS:  The Company capitalizes contract acquisition costs related to signing incentives for signing or renewing long-term contracts. The Company capitalizes internal conversion costs in accordance with GAAP.

Contract acquisition costs are amortized using the straight-line method over the contract term or the expected customer relationship period when a renewal is anticipated, beginning when the client's cardholder accounts are converted and producing revenues. The amortization of contract acquisition costs associated with cash payments for client incentives is included as a reduction of revenues in the Company's Consolidated Statements of Income. The amortization of contract acquisition costs associated with conversion activity is recorded as cost of services in the Company's Consolidated Statements of Income.

EQUITY METHOD INVESTMENTS

EQUITY METHOD INVESTMENTS:  TSYS' 49% investment in Total System Services de México, S.A. de C.V. (TSYS de México), an electronic payment processing support operation located in Toluca, México, is accounted for using the equity method of accounting, as is TSYS' 44.56% investment in China UnionPay Data Co., Ltd. (CUP Data) headquartered in Shanghai, China. The Company has entered into limited partnership agreements in connection with investing in two Atlanta-based venture capital funds focused exclusively on investing in technology-enabled financial services companies. TSYS' equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments.

INCOME TAXES

INCOME TAXES:  Income taxes reflected in TSYS' consolidated financial statements are computed based on the taxable income of TSYS and its affiliated subsidiaries. A consolidated U.S. federal income tax return is filed for TSYS and its majority- owned U.S. subsidiaries. Additionally, income tax returns are also filed in states where TSYS and its subsidiaries have filing obligations and in foreign jurisdictions where TSYS has a foreign affiliate.

The Company accounts for income taxes in accordance with the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Reserves against the carrying value of a deferred tax asset are established when necessary to reflect the decreased likelihood of realization of a deferred asset in the future. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax provisions require the use of management judgments, which are subject to challenge by various taxing authorities. Contingency reserves are periodically established where the amount of the contingency can be reasonably determined and is likely to occur. Reductions in contingency reserves are recognized when tax disputes are settled or examination periods lapse.

Significant estimates used in accounting for income taxes relate to the determination of taxable income, the determination of temporary differences between book and tax basis, as well as estimates on the realizability of tax credits and net operating losses.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income.

UP-FRONT DISTRIBUTOR AND PARTNER PAYMENTS

UP-FRONT DISTRIBUTOR AND PARTNER PAYMENTS: The Company makes up-front contractual payments to third-party distributors and partners. The Company assesses each up-front payment to determine whether it meets the criteria of an asset as defined by U.S. GAAP. If these criteria are met, the Company capitalizes the up-front payment and recognizes the capitalized amount as expense ratably over the benefit period, which is generally the contract period. If the contract requires the distributor or partner to perform specific acts (i.e., achieve a sales goal) and no other conditions exist for the distributor or partner to earn or retain the up-front payment, then the Company capitalizes the payment and recognizes it as an expense when the performance conditions have been met. Up-front distributor and partner payments are classified on the Consolidated Balance Sheets as other non-current assets and recorded as a cost of services in the Consolidated Statements of Income.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS:  The Company reviews long-lived assets, such as property and equipment and intangibles subject to amortization, including contract acquisition costs and certain computer software, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If upon a triggering event the Company determines that the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet.

TRANSACTION PROCESSING PROVISIONS

TRANSACTION PROCESSING PROVISIONS:  The Company has recorded an accrual for contract contingencies (performance penalties) and processing errors. A significant number of the Company's contracts with large clients contain service level agreements which can result in TSYS incurring performance penalties if contractually required service levels are not met. When providing for these accruals, the Company takes into consideration such factors as the prior history of performance penalties and processing errors incurred, actual contractual penalty charge rates in the Company's contracts, progress towards milestones and known processing errors. As of December 31, 2017 and 2016, the Company had transaction processing provisions of $2.2 million and $2.9 million, respectively. These accruals are included in other current liabilities in the accompanying Consolidated Balance Sheets. Increases and decreases in transaction processing provisions are charged to cost of services in the Company's Consolidated Statements of Income, and payments or credits for performance penalties and processing errors are charged against the accrual.

PROVISION FOR CARDHOLDER LOSSES

PROVISION FOR CARDHOLDER LOSSES: The Company is exposed to losses due to cardholder fraud, payment defaults and other forms of cardholder activity as well as losses due to non-performance of third parties who receive cardholder funds for transmittal to the issuing banks (banks that issue MasterCard International or Visa USA, Inc. branded cards to customers). The Company establishes a reserve for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods and services. These reserves are established based upon historical loss and recovery rates and cardholder activity for which specific losses can be identified. The provision for cardholder losses was approximately $9.5 million and $10.5 million as of December 31, 2017 and 2016, respectively. The charges to provisions for cardholder losses are included in cost of services in the Consolidated Statements of Income and other current liabilities in the Consolidated Balance Sheets. The Company regularly updates its reserve estimate as new facts become known and events occur that may impact the settlement or recovery of losses.

PROVISION FOR MERCHANT LOSSES

PROVISION FOR MERCHANT LOSSES:  The Company has potential liability for losses resulting from disputes between a cardholder and a merchant that arise as a result of, among other things, the cardholder's dissatisfaction with merchandise quality or merchant services. Such disputes may not be resolved in the merchant's favor. In these cases, the transaction is "charged back" to the merchant, which means the purchase price is refunded to the customer by the card-issuing bank and charged to the merchant. If the merchant is unable to fund the refund, TSYS must do so. TSYS also bears the risk of reject losses arising from the fact that TSYS collects fees from its merchants after the monthly billing period. If the merchant has gone out of business during such period, TSYS may be unable to collect such fees. TSYS maintains cash deposits or requires the pledge of a letter of credit from certain merchants, generally those with higher average transaction size where the card is not present when the charge is made or the product or service is delivered after the charge is made, in order to offset potential contingent liabilities such as chargebacks and reject losses that would arise if the merchant went out of business. Most chargeback and reject losses are charged to cost of services as they are incurred. However, the Company also maintains a provision against losses, including major fraud losses, which are both less predictable and involve larger amounts. The loss provision was established using historical loss rates, applied to recent bankcard processing volume. As of December 31, 2017 and 2016 , the Company had a merchant loss provision in the amount of $4.3 million and $2.0 million, respectively.

LEASES

LEASES:  The Company is obligated under noncancelable leases for computer equipment, software and facilities. As these leases expire, they will be evaluated and renewed or replaced by similar leases based on need. For purposes of applying the accounting and reporting standards, leases are classified from the standpoint of the lessee as capital or operating leases.

Rental payments on operating leases are charged to expense over the lease term. If rental payments are not made on a straight-line basis, rental expense nevertheless shall be recognized on a straight-line basis unless another systematic and rational basis is more representative of the time pattern in which use benefit is derived from the leased property, in which case that basis shall be used.

Certain of the Company's operating leases are for office space. The Company will make various alterations (leasehold improvements) to the office space and capitalize these costs as part of property and equipment. Leasehold improvements are amortized on a straight-line basis over the useful life of the improvement or the term of the lease, whichever is shorter.

REDEEMABLE NONCONTROLLING INTEREST

REDEEMABLE NONCONTROLLING INTEREST: In connection with the acquisition of Central Payment Co., LLC (CPAY), the Company is party to call and put arrangements with respect to the membership units that represent the remaining noncontrolling interest of CPAY. The call arrangement is exercisable by TSYS and the put arrangement is exercisable by the seller. The put arrangement is outside the control of the Company by requiring the Company to purchase the seller’s entire equity interest in CPAY at a put price at fair value. The put arrangement is recorded on the consolidated balance sheet and is classified as redeemable noncontrolling interest outside of permanent equity.

TREASURY STOCK

TREASURY STOCK:  The Company uses the cost method when it purchases its own common stock as treasury shares or issues treasury stock upon option exercises and displays treasury stock as a reduction of shareholders' equity.

FAIR VALUES OF FINANCIAL INSTRUMENTS

FAIR VALUES OF FINANCIAL INSTRUMENTS:  The Company uses financial instruments in the normal course of its business. The carrying values of cash equivalents, accounts receivable, accounts payable, accrued salaries and employee benefits, and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities. The fair value of the Company's long-term debt and obligations under capital leases is not significantly different from its carrying value.

Investments in equity method investments are accounted for using the equity method of accounting and pertain to privately held companies. The Company believes the fair values of its investments in equity method investments exceed their respective carrying values.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION:  The Company maintains several different foreign operations whose functional currency is their local currency. Foreign currency financial statements of the Company's Mexican and Chinese equity investments, the Company's wholly owned subsidiaries and the Company's majority owned subsidiaries, as well as the Company's division and branches in the United Kingdom and China, are translated into U.S. dollars at current exchange rates, except for revenues, costs and expenses, and net income which are translated at the average exchange rates for each reporting period. Net gains or losses resulting from the currency translation of assets and liabilities of the Company's foreign operations, net of tax when applicable, are accumulated in a separate section of shareholders' equity titled accumulated other comprehensive income (loss). Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining net income for the period in which exchange rates change.

REVENUE RECOGNITION

REVENUE RECOGNITION:   Revenue is recognized when it is realized or realizable and earned, which is deemed to occur when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. The Company accrues for rights of refund, processing errors or penalties, or other related allowances based on historical experience.

The Company's Issuer Solutions revenues are derived from long-term processing contracts with financial and nonfinancial institutions and are generally recognized as the services are performed. Payment processing services revenues are generated primarily from charges based on:

•	The number of accounts on file;
•	Transactions and authorizations processed;
•	Statements mailed; and
•	Cards embossed and mailed and other processing services for cardholder accounts on file.

Most of these contracts have prescribed annual revenue minimums, penalties for early termination, and service level agreements which may impact contractual fees if certain service levels are not achieved.

Revenue is recognized as the services are performed, primarily on a per unit basis. Processing contracts generally range from three to ten years in length. When providing payment processing services, the Company frequently enters into customer arrangements to provide multiple services that may also include conversion or implementation services, business process outsourcing services such as call center services, web-based services, and other payment processing-related services.  Revenue for these services is generally recognized as they are performed on a per unit basis each month or ratably over the term of the contract.

The Company’s Merchant Solutions revenues are partially derived from relationships with thousands of individual merchants whose contracts range from thirty days to five years. Additionally, part of the revenues are derived from long-term processing contracts with large financial institutions, other merchant acquirers and merchant organizations which generally range from three to eight years and provide for penalties for early termination. Merchant services revenue is generated primarily from processing all payment forms including credit, debit and electronic benefits transfer for merchants of all sizes across a wide array of retail market segments.

The products and services offered include:

•	Authorization and capture of electronic transactions;
•	Clearing and settlement of electronic transactions;
•	Information reporting services related to electronic transactions;
•	Merchant billing services; and
•	Point-of-sale terminal services.

Revenue is recognized for merchant services as those services are performed, primarily measured on a per unit basis. When providing merchant processing services, the Company frequently enters into customer arrangements to provide multiple services that may also include conversion or implementation services, business process outsourcing services such as call center services, terminal services, and other merchant processing-related services. Revenue for these services is generally recognized as they are performed on a per unit basis each month or ratably over the term of the contract. Revenues on point-of-sale terminal equipment are recognized upon the transfer of ownership and shipment of product.

With the acquisition of TransFirst Holdings Corp. (TransFirst) on April 1, 2016, TSYS included TransFirst’s results as part of the Merchant Solutions segment. TransFirst’s revenues are reported gross, which includes amounts paid for interchange and assessments, as TransFirst is the principal in the contractual relationship with its customers. Expenses covering interchange and payment network fees are included in TransFirst’s cost of services and are directly attributable to processing fee revenues and are recognized in the same period as the related revenue.

The Company’s Netspend revenues principally consist of a portion of the service fees collected from cardholders and interchange revenues received by the issuing banks in connection with the programs Netspend manages.

Cardholders are charged fees in connection with Netspend’s products and services as follows:

•

Transactions - Cardholders are typically charged a fee for each Personal Identification Number (PIN) and signature-based purchase transaction made using their GPR cards, unless the cardholder is on a monthly or annual service plan, in which case the cardholder is instead charged a monthly or annual subscription fee, as applicable. Cardholders are also charged fees for Automated Teller Machines (ATM) withdrawals and other transactions conducted at ATMs.

•

Customer Service and Maintenance - Cardholders are typically charged fees for balance inquiries made through Netspend’s call centers. Cardholders are also charged a monthly maintenance fee after a specified period of inactivity.

•

Additional Products and Services - Cardholders are charged fees associated with additional products and services offered in connection with certain GPR cards, including the use of overdraft features, a variety of bill payment options, custom card designs and card-to-card transfers of funds initiated through the call centers.

•	Other - Cardholders are charged fees in connection with the acquisition and reloading of the GPR cards at retailers and the Company receives a portion of these amounts in some cases.

Revenue resulting from the service fees charged to the cardholders described above is recognized when the fees are charged because the earnings process is substantially complete, except for revenue resulting from the initial activation of cards and annual subscription fees. Revenue resulting from the initial activation of cards is recognized ratably, net of commissions paid to distributors, over the average account life, which is approximately six months for GPR cards. Revenue resulting from annual subscription fees is recognized ratably over the annual period to which the fees relate.

Revenues also include fees charged in connection with program management and processing services the Company provides for private-label programs. Revenue resulting from these fees is recognized when the Company has fulfilled its obligations under the underlying service agreements.

Netspend derives revenue from a portion of the interchange fees remitted by merchants when cardholders make purchases using their GPR cards. Subject to applicable law, interchange fees are fixed by the card associations and network organizations (Networks). Interchange revenue is recognized net of sponsorship, licensing and processing fees charged by the Networks for services they provide in processing purchase transactions routed through them. Interchange revenue is recognized during the period that the purchase transactions occur. Also included in interchange revenue are fees earned from branding agreements with the Networks.

When a sale involves multiple deliverables, revenue recognition is affected by the determination of the number of deliverables in an arrangement, whether those deliverables may be separated into multiple units of accounting, and the standalone selling price of each unit of accounting which affects the amount of revenue allocated to each unit. Pursuant to Accounting Standards Codification (ASC) 605, the Company uses vendor-specific objective evidence (VSOE) of the standalone selling price of its services when it exists to determine the amount of revenue to allocate to each unit of accounting. The Company establishes VSOE using the price charged when the same service is sold separately (on a standalone basis). In most situations, the Company does not have sufficient VSOE. In these situations, TSYS considers whether sufficient third party evidence (TPE) of standalone selling price exists for the Company’s services. However, the Company typically is not able to determine TPE and has not used this measure of selling price due to the unique and proprietary nature of some of its services and the inability to reliably verify relevant standalone third party prices. When there is insufficient evidence of VSOE and TPE, the Company has made its best estimate of the standalone selling price (ESP) of that service for purposes of allocating revenue to each unit of accounting. When determining ESP, TSYS uses limited standalone sales data that do not meet the Company’s criteria to establish VSOE, management pricing strategies, residual selling price data when VSOE exists for a group of elements, the cost of providing the services and the related margin objectives. Consideration is also given to geographies in which the services are sold or delivered, customer classifications, and market conditions including competitor pricing strategies and benchmarking studies. Revenue is recognized when the revenue recognition criteria for each unit of accounting have been met.

There were no material changes or impact to revenue for current contractual arrangements during the years ended December 31, 2017, 2016 and 2015 due to any changes in the determination of the number of deliverables in an arrangement, units of accounting, or estimates of VSOE or ESP.

In many situations, the Company enters into arrangements with customers to provide conversion or implementation services in addition to processing services where the conversion or implementation services do not have standalone value. For these arrangements, conversion or implementation services that do not have standalone value, are recognized over the expected customer relationship (contract term) as the related processing services are performed.

The Company’s other services generally have standalone value and constitute separate units of accounting for revenue recognition purposes. Customer arrangements entered into prior to 2011 (prior to the adoption of Accounting Standards Update (ASU) 2009-13 “Multiple-Deliverable Revenue Arrangements,” an update to ASC Topic 605 “Revenue Recognition,” and formerly known as EITF 08-1, “Revenue Arrangements with Multiple Deliverables”) often included services for which sufficient objective and reliable evidence of fair value did not exist. In these situations, the deliverables were combined and recognized as a single unit of accounting based on the proportional performance for the combined unit. For pre-2011 arrangements that have not expired, have not been materially modified or amended, or terminated, the Company continues to recognize revenue in accordance with these policies in the accompanying consolidated financial statements. Beginning in 2011, services in new or materially modified arrangements of this nature were divided into separate units of accounting and revenue is now allocated to each unit of accounting based on the relative selling price method as disclosed above. As the services in the pre-2011 arrangements are generally delivered over the same term with consistent patterns of performance, there is no material difference in the timing or pattern of revenue recognition for each group of arrangements (pre-2011 arrangements and those new or materially modified thereafter).

The Company’s multiple element arrangements may include one or more elements that are subject to other topics including software revenue recognition and leasing guidance. The consideration for these multiple element arrangements is allocated to each group of deliverables – those subject to ASC 605-25 and those subject to other topics based on the revised guidance in ASU 2009-13. Arrangement revenue for each group of deliverables is then further separated, allocated, and recognized based on applicable guidance.

In regards to taxes assessed by a governmental authority imposed directly on a revenue producing transaction, the Company reports its revenues on a net basis.

REIMBURSABLE ITEMS

REIMBURSABLE ITEMS:  Reimbursable items consist of out-of-pocket expenses which are reimbursed by the Company's clients. These expenses consist primarily of postage, access fees and third party software. Reimbursable items are recorded on a gross basis in total revenues and cost of services.

INTERCHANGE AND PAYMENT NETWORK FEES

INTERCHANGE AND PAYMENT NETWORK FEES:  Interchange and payment network fees are charged by the card associations or payment networks. Depending upon the transaction type, the fees are a percentage of the transaction’s dollar value, a fixed amount, or a combination of the two methods. Certain interchange and payment network fees are recorded in both total revenues and cost of services.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION:  GAAP establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity's equity instruments or that may be settled by the issuance of those equity instruments. A public entity must measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award.

The Company estimates forfeitures when recognizing compensation cost. The estimate of forfeitures will be adjusted by the Company as actual forfeitures differ from its estimates, resulting in compensation cost only for those awards that actually vest. The effect of the change in estimated forfeitures is recognized as compensation costs in the period the change in estimate occurred. In estimating its forfeiture rate, the Company stratified its data based upon historical experience to determine separate forfeiture rates for the different award grants. The Company currently estimates a forfeiture rate for existing stock option grants to TSYS non-executive employees, and other TSYS share-based awards. Currently, TSYS estimates a forfeiture rate in the range of 0% for executive level employees and up to 8% for other employees.

The Company has issued its vested awards to directors and nonvested awards to certain employees. The market value of the common stock at the date of issuance is recognized as compensation expense immediately for vested awards and over the vesting period of the nonvested awards. For nonvested award grants that have pro rata vesting, the Company recognizes compensation expense using the straight-line method over the vesting period of the award.

ADVERTISING

ADVERTISING:  Advertising costs are expensed as incurred or the first time the advertising takes place except for direct-response advertising and television advertising production costs. Direct-response advertising consists of commission paid to affiliate marketers for the new funded customer accounts generated by them. Direct-response advertising costs are capitalized and amortized over the average life of the new accounts, which is approximately one year. Television advertising production costs consist of the costs of developing and filming television ads. Television advertising production costs are capitalized when the production services are received and expensed in the period when the advertising first takes place. Advertising expense for 2017, 2016 and 2015 was $13.2 million, $11.5 million and $9.6 million, respectively.

NONCONTROLLING INTEREST

NONCONTROLLING INTEREST:  Noncontrolling interest in earnings of subsidiaries represents the minority shareholders' share of the net income or loss of CPAY. Refer to Note 22 for more information on acquisitions.

EARNINGS PER SHARE

EARNINGS PER SHARE: Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is calculated to reflect the potential dilution that would occur if stock options or other contracts to issue common stock were exercised. Diluted EPS is calculated by dividing net income by weighted average common and common equivalent shares outstanding. Common equivalent shares are calculated using the treasury stock method.

Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are "participating securities" as defined by GAAP, and therefore should be included in EPS using the two-class method.

The two-class method is an earnings allocation method for computing EPS when an entity's capital structure includes two or more classes of common stock or common stock and participating securities. It determines EPS based on dividends declared on common stock and participating securities and participation rights of participating securities in any undistributed earnings.

RECLASSIFICATIONS

RECLASSIFICATIONS: The Company had investments in private equity funds as of December 31, 2016 with a value of $24.5 million. During the year ended December 31, 2017 and in prior periods, this investment was reclassified from other assets to equity investments on the consolidated balance sheets. The income statement impact was to reclassify an immaterial amount of gains and losses from nonoperating expenses to equity in income of equity investments.

Recently Adopted and Recent Accounting Pronouncements and Recent Revenue Recognition Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Company adopted the following Accounting Standards Updates (ASUs) on January 1, 2017:

ASU 2017-04 “Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment,” which modifies the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. An entity no longer will determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. An entity should apply the amendments in this Update on a prospective basis. The ASU is effective for the Company on January 1, 2020. Early adoption is permitted by all entities for interim or annual goodwill impairment test performed on testing dates after January 1, 2017. The Company early adopted this ASU in May 2017 in conjunction with its annual goodwill impairment testing. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

ASU 2016-19 “Technical Corrections,” which required changes to clarify, correct errors or make minor improvements to the ASC. Most of the amendments in this Update do not require transition guidance and were effective upon issuance of this Update. Six amendments in this Update clarify guidance or correct references in the ASC that could potentially result in changes in current practice because of either misapplication or misunderstanding of current guidance. Early adoption is permitted for the amendments that require transition guidance. The Company was impacted by the amendment to Subtopic 350-40, Intangibles - Goodwill and Other - Internal-Use Software, which adds a reference to guidance to use when accounting for internal-use software licensed from third parties that is within the scope of Subtopic 350-40. The transition guidance for that amendment is the same as the transition guidance in ASU 2015-05, “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement,” to which the amendment relates and was adopted on a prospective basis. The adoption of this ASU resulted in the Company's recording of acquired software of $13.9 million as an intangible asset at present value rather than treating the software as a lease arrangement. During the year ended December 31, 2017, $5.3 million was classified as amortization expense instead of rental expense.

ASU 2016-09 “Improvements to Employee Share-Based Payment Accounting,” which simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the consolidated statement of cash flows. The adoption of this standard results in the excess tax benefits and deficiencies associated with share-based payments being recorded on the income statement at the time they are deducted on the income tax return instead of being recorded in additional paid-in capital. The excess tax benefits are recorded along with other income tax cash flows as an operating activity in the statement of cash flows. The Company recorded excess tax benefits of $14.3 million in its provision for income taxes rather than as an increase to additional paid-in capital for the year ended December 31, 2017 on a prospective basis. Therefore, the prior period presented has not been adjusted. The Company excluded the excess tax benefits from the assumed proceeds available to repurchase shares in the computation of diluted earnings per share using the treasury stock method, which did not have a material impact on its diluted earnings per share for the year ended December 31, 2017. The Company elected to apply the presentation requirement for cash flows related to excess tax benefits prospectively, and thus, the prior period presented has not been adjusted. This adoption resulted in an increase in net cash provided by operating activities and a decrease in net cash from financing activities of $14.3 million for the year ended December 31, 2017.

In March 2016, the FASB issued ASU 2016-07 ‘‘Simplifying the Transition to the Equity Method of Accounting,’’ which simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualifies for such accounting as a result of an increase in the level of ownership interest or degree of influence. The ASU further requires that unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method be recognized in earnings as of the date on which the investment qualifies for the equity method. The guidance in the ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2016. Entities are required to apply the guidance prospectively to increases in the level of ownership interest or degree of influence occurring after the ASU’s effective date. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

In February 2018, the FASB issued ASU 2018-02 “Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.”  ASU 2018-02 allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act.  Consequently, the amendments in this ASU eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users.  The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.  Early adoption of the amendments in this ASU is permitted.  The amendments in this ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.  The Company is evaluating the effect of ASU 2018-02 on its consolidated financial statements.

In September 2017, the FASB issued ASU 2017-13 “Revenue Recognition (Topic 605), Revenues from Customers (Topic 606), Leases (Topic 840) and Leases (Topic 842)”, which made amendments to SEC paragraphs pursuant to the Staff Announcement at the July 20, 2017 Emerging Issues Task Force (EITF) Meeting and rescission of prior SEC Staff Announcements and Observer comments. This guidance, which is effective immediately, generally relates to the adoption of ASC 606 and 842. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In May 2017, the FASB issued ASU 2017-09 “Compensation - Stock Compensation (Topic 718), Scope of Modification Accounting,” to provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the following are met:

1.

The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification.

2.	The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified.

3.	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified.

The ASU is effective for the Company on January 1, 2018. Early adoption is permitted, including adoption in any interim period, for (a) public business entities for reporting periods for which financial statements have not yet been issued and (b) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-01 “Business Combinations (Topic 805), Clarifying the Definition of a Business,” which provides a more robust framework to use in determining when a set of assets and activities is a business. The framework assists entities in evaluating whether both an input and a substantive process are present. The framework includes two sets of criteria to consider that depend on whether a set has outputs. Although outputs are not required for a set to be a business, outputs generally are a key element of a business; therefore, the FASB has developed more stringent criteria for sets without outputs. The ASU is effective for the Company on January 1, 2018. Early application of the amendments in this Update is allowed under certain circumstances. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In November 2016, the FASB issued ASU 2016-18 ‘‘Statement of Cash Flows (Topic 230): Restricted Cash,’’ which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The ASU is effective for the Company on January 1, 2018. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows. The Company had restricted cash of $1.0 million, $ 0.5 million, and $0.2 million as of December 31, 2017, 2016 and 2017, respectively.

In October 2016, the FASB issued ASU 2016-16 ‘‘Income Taxes (Topic 740): Intra-Equity Transfers of Assets Other Than Inventory,’’ which requires that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs and eliminates the exception for an intra-entity transfer of an asset other than inventory. The ASU is effective for the Company on January 1, 2018. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In August 2016, the FASB issued ASU 2016-15 ‘‘Statement of Cash Flow (Topic 230): Classification of Certain Receipts and Cash Payments,’’ which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flow. The ASU is effective for the Company on January 1, 2018. Early adoption is permitted by all entities. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial instruments." The amendments in this update change how companies measure and recognize credit impairment for many financial assets. The new expected credit loss model will require companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets (including trade receivables) that are in the scope of the update. The update also made amendments to the current impairment model for held-to-maturity and available-for-sale debt securities and certain guarantees. The ASU is effective for the Company on January 1, 2020. Early adoption is permitted for periods beginning on or after January 1, 2019.  The Company is evaluating the effect of ASU 2016-13 on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842),” which introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the FASB’s new revenue recognition standard. The ASU also addresses other concerns related to the current leases model. The new guidance will be effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption will be permitted for all entities. The Company plans to adopt ASU 2016-02 on January 1, 2019.  While the Company is continuing to evaluate the effects of this ASU, the Company expects to record material right of use assets and lease liabilities on its consolidated balance sheet upon adoption.

In January 2016, the FASB issued ASU 2016-01 ‘‘Recognition and Measurement of Financial Assets and Financial Liabilities,’’ which amends the guidance in U.S. GAAP on the classification and measurement of financial instruments. The ASU significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU also amends certain disclosure requirements associated with the fair value of financial instruments. The new standard is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Revenue Recognition Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606),” which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective.  The FASB has issued several additional ASUs (included below) since this time that add additional clarification to certain issues existing after the original ASU was released. All of the new standards are effective for the Company on January 1, 2018. The standards permit the use of either the full retrospective or modified retrospective transition method.

In March 2016, the FASB issued ASU 2016-08 “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)," which improves the operability and understandability of the implementation guidance on principal versus agent considerations by providing indicators as to which party controls the good or service provided to a customer (the principal).

In April 2016, the FASB issued ASU 2016-10 “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing,” which clarifies two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas.

In May 2016, the FASB issued ASU 2016-12 “Revenue from Contracts with Customers (Topic 606): Narrow Scope Improvements and Practical Expedients,” which affects only the following narrow aspects of Topic 606: Assessing the Collectability Criterion; Presentation of Sales and Other Taxes Collected from Customers; Noncash Consideration; Contract Modification at Transition; Completed Contracts at Transition; and Technical Correction.

In December 2016, the FASB issued ASU 2016-20 “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” which affects only the following narrow aspects of Topic 606: Disclosure of Remaining Performance Obligations as it relates to entities such as processors which may not be required to estimate revenue under ASU 2014-09 due to direct allocation of variable consideration; Disclosure of Prior - Period Performance Obligations; Loan Guarantee Fees; Contract Costs – Impairment Testing; Contract Costs - Interaction of Impairment Testing with Guidance in Other Topics; Provisions for Losses on Construction-Type and Production Type Contracts; Contracts within the scope of Topic 944 (Insurance) are excluded from the scope of Topic 606; Contract Modifications; Contract Asset versus Receivable; Refund Liability; Advertising Costs; Fixed - Odds Wagering Contracts in the Casino Industry.

TSYS will adopt the new revenue standard, effective January 1, 2018, using the modified retrospective transition method. Under this method, the Company could elect to apply the cumulative effect method to either all contracts as of the date of initial application or only to contracts that are not complete as of that date. TSYS elected to apply the modified retrospective method to contracts that are not complete as of January 1, 2018. The cumulative impact of adopting the standard as of January 1, 2018 is expected to be an increase in opening retained earnings between $1.0 million and $4.0 million.  The most significant impact of adopting ASC 606 in 2018 is primarily the result of gross versus net presentation of interchange and payment network fees. In 2018, these fees collected on behalf of the payment networks and card issuers will be presented "net" of the amounts paid to them, as opposed to the "gross" presentation for certain of these fees in 2017.  As a result of this change, the Company’s total revenues for the year ending December 31, 2018 are expected to be lower by approximately $1.575 billion to $1.6 billion.  The Company’s diluted EPS for the year ending December 31, 2018 is expected to be lower by approximately $0.03 to $0.04 per share due primarily to changes in revenue recognition for certain contracts in the Issuer Solutions segment. The quantitative ranges provided represent management’s best estimate of the effect of adopting ASC 606 at the time of preparation of this Annual Report on Form 10-K. The actual impact of adopting ASC 606 is subject to change from this estimate, pending the completion of the Company’s assessment in the first quarter of 2018. The adoption of this guidance requires the implementation of new accounting processes, procedures and internal controls over financial reporting surrounding the adoption of the standard, periodic reporting and expanded disclosures. Additionally, the Company implemented a new revenue tool solution to facilitate compliance with the standard.

In preparation for adoption, the Company reviewed the requirements of the new revenue standard, and amendments described above, while following activities of the FASB and the American Institute of Certified Public Accountants (AICPA) for certain interpretive guidance applicable to Information Technology (IT) outsourcers and payment processors. The Company evaluated customer contracts under the new standard for each type of significant revenue stream (and related costs) to evaluate differences from current accounting, as described further below.

Issuer Solutions

Issuer Solutions revenues typically include a performance obligation to provide processing services to financial and non-financial institutions.  The Company has determined that these processing services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer.   In many cases, Issuer Solutions arrangements may include additional performance obligations relating to loyalty redemption services and other professional services.  Similar to processing services, the Company has determined that loyalty redemption services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer.  Professional services represent performance obligations that are satisfied over time.

The Company has determined that the vast majority of performance obligations to provide processing services and loyalty redemption services meet the allocation of variable consideration exception criteria (“direct allocation”) in that (a) the terms of a variable payment relate specifically to the entity’s efforts to satisfy the performance obligation or transfer the distinct service and (b) allocating the variable amount of consideration entirely to the performance obligation or the distinct good or service is consistent with the allocation objective when considering all of the performance obligations and payment terms in the contract.  As a result, for those performance obligations qualifying for direct allocation, the Company will allocate and recognize variable consideration in the period it has the contractual right to invoice the customer. In certain instances when a performance obligation does not meet the criteria for direct allocation, the Company will recognize revenue either on a straight-line basis or a blended rate method (i.e., the estimated per transaction fee based on estimated total contract revenue and volumes, multiplied by the actual monthly transaction volume) over the term of the contract.  The Company determined that straight-line or blended rate are the most appropriate methods of measuring progress toward completion for performance obligations that do not meet the criteria for direct allocation. For professional services, the Company will recognize revenue based on the labor hours incurred for time and materials projects or on a straight-line basis for fixed fee projects.

For Issuer Solutions contracts that contain multiple performance obligations, the transaction price is allocated to each performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct service that forms part of a single performance obligation. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

The Issuer Solutions segment also enters into licensing arrangements with customers.  Under these arrangements, the Company provides the customer with a term license (functional IP), implementation services and unspecified upgrades and enhancements.  The Company has determined that these promised goods and services represent one combined performance obligation since the individual promised goods or services are not distinct in the context of the contract. The Company will recognize revenue over the contract period, on a straight-line basis, for this performance obligation. For separate performance obligations relating to professional services, revenue will be recognized on a percentage of completion basis.

Merchant Solutions

Merchant Solutions revenues typically include one performance obligation to provide processing services to individual merchants, large financial institutions, other merchant acquirers and merchant organizations.  The Company has determined that merchant processing services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer.  Merchant Solutions arrangements also include other promised goods or services (such as point of sale terminals and merchant statement services) that are immaterial in the context of the contract.  As a result, the Company has determined that Merchant Solutions arrangements represent one performance obligation.

The Company has determined that the performance obligations to provide merchant processing services meet the allocation of variable consideration exception criteria (“direct allocation”) in that (a) the terms of a variable payment relate specifically to the entity’s efforts to satisfy the performance obligation or transfer the distinct service and (b) allocating the variable amount of consideration entirely to the performance obligation or the distinct good or service is consistent with the allocation objective when considering all of the performance obligations and payment terms in the contract.  As a result, the Company will allocate and recognize variable consideration in the period it has the contractual right to invoice the customer.

Gross vs. net presentation considerations for interchange and payment network fees

Interchange and payment network fees are charged by the card associations or payment networks. Depending upon the transaction type, the fees are a percentage of the transaction’s dollar value, a fixed amount, or a combination of the two methods. Interchange and payment network fees primarily relate to the Company’s Issuer Solutions and Merchant Solutions segments. With respect to interchange and payment network fees, the Company evaluated whether it is the principal or the agent.  With the adoption of ASC 606, the Company determined that interchange and payment network fees are not provided in return or exchange for services that the Company controls or acts as the principal, and, therefore, are not part of the consideration paid for its services.  These fees collected on behalf of the payment networks and card issuers will be presented “net” of the amounts paid to them. Accordingly, the Company is acting as an agent and presents the fees collected from merchants on behalf of the payment networks and card issuers net of the amounts paid to them.  In reaching this determination, the Company considered a number of factors including indicators of control such as the party primarily responsible and the party who has discretion in establishing prices.

Netspend

Netspend revenues include one performance obligation to provide account access and facilitate purchase transactions. The Company has determined that Netspend services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer.  Further, the Company has determined that the performance obligation to provide account access and facilitate purchase transactions meets the criteria for the “as invoiced” practical expedient in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date.  As a result, the Company will recognize revenue in the amount to which the Company has a right to invoice.

Costs to obtain or fulfill a contract

The Company will capitalize the incremental costs of obtaining a contract with a customer if the Company expects to recover those costs. The incremental costs of obtaining a contract are those that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained (for example, a sales commission).

The Company capitalizes the costs incurred to fulfill a contract only if those costs meet all of the following criteria:

a. The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.

b. The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c. The costs are expected to be recovered.

The Company will capitalize contract acquisition and fulfillment costs related to signing or renewing long-term contracts and costs related to cash payments for rights to provide processing services.

Contract acquisition and fulfillment cost will be amortized using the straight-line method over the expected period of benefit (ranging from 20 months to seven years or the longer of the contract term) beginning when the client’s cardholder accounts are converted or activated and producing revenues. The amortization of contract acquisition costs associated with cash payments for client incentives will be included as a reduction of revenues in the Company’s Consolidated Statements of Income. The amortization of contract fulfillment costs associated with conversion activity will be recorded as cost of services in the Company’s Consolidated Statements of Income.  The amortization of contract acquisition costs associated with sales commissions that qualify for capitalization will be recorded as selling, general and administrative expense in the Company’s Consolidated Statements of Income. Costs to obtain or fulfill a contract will be classified as contract cost assets in the Company’s Consolidated Balance Sheets.

Other intangible assets
Intangible assets
OTHER INTANGIBLE ASSETS, LICENSED COMPUTER SOFTWARE and ACQUISITION TECHNOLOGY INTANGIBLES

OTHER INTANGIBLE ASSETS: Identifiable intangible assets relate primarily to merchant relationships, customer relationships, databases, channel relationships, covenants-not-to-compete, trade names and trade associations resulting from acquisitions. These identifiable intangible assets are amortized using the straight-line method over periods not exceeding the estimated useful lives, which range from three to ten years. Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with GAAP. Amortization expenses are charged to selling, general and administrative expenses in the Company's Consolidated Statements of Income.

Licensed computer software
Intangible assets
OTHER INTANGIBLE ASSETS, LICENSED COMPUTER SOFTWARE and ACQUISITION TECHNOLOGY INTANGIBLES

LICENSED COMPUTER SOFTWARE: The Company licenses software from third parties that is used in providing services to clients. Licensed software is obtained through perpetual licenses, term licenses, site licenses and through agreements based on processing capacity. Perpetual and site licenses are amortized using the straight-line method over their estimated useful lives which range from three to ten years. Term licenses are amortized over the term of the agreement. Mainframe software that is licensed based on processing capacity is amortized using a units-of-production basis over the estimated useful life of the software, generally not to exceed ten years. At each balance sheet date, the Company evaluates impairment losses on long-lived assets used in operations in accordance with GAAP.

Acquisition (current) technology intangibles
Intangible assets
OTHER INTANGIBLE ASSETS, LICENSED COMPUTER SOFTWARE and ACQUISITION TECHNOLOGY INTANGIBLES

ACQUISITION TECHNOLOGY INTANGIBLES: These identifiable intangible assets are software technology assets resulting from acquisitions. These assets are amortized using the straight-line method over periods not exceeding their estimated useful lives, which range from five to nine years. GAAP requires that intangible assets with estimated useful lives be amortized over their respective estimated useful lives to their residual values, and reviewed for impairment. Acquisition technology intangibles’ net book values are included in computer software, net in the accompanying balance sheets. Amortization expenses are charged to cost of services in the Company's Consolidated Statements of Income.